Pacer Salt Low truBeta US Market ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 91.9%
Aerospace/Defense - 1.0%
General Dynamics Corp.	322	$63,122
Agriculture - 2.8%
Altria Group, Inc.	1,257	60,386
Archer-Daniels-Midland Co. (a)	941	56,197
Philip Morris International, Inc.	635	63,557
		180,140
Apparel - 1.2%
NIKE, Inc. - Class B	474	79,400
Auto Parts & Equipment - 1.0%
Gentex Corp.	1,845	62,785
Banks - 1.0%
The Bank of New York Mellon Corp.	1,252	64,265
Beverages - 4.7%
Brown-Forman Corp. - Class B	828	58,722
Keurig Dr Pepper, Inc.	1,768	62,251
Molson Coors Brewing Co. - Class B (b)	1,044	51,041
PepsiCo, Inc.	421	66,076
The Coca-Cola Co.	1,110	63,304
		301,394
Biotechnology - 1.0%
Amgen, Inc.	255	61,593
Chemicals - 1.9%
Air Products & Chemicals, Inc.	204	59,370
Ecolab, Inc.	294	64,924
		124,294
Commercial Services - 2.2%
Rollins, Inc.	1,876	71,907
Service Corp. International	1,136	70,989
		142,896
Cosmetics/Personal Care - 3.0%
Colgate-Palmolive Co.	749	59,545
Estee Lauder Cos., Inc.	206	68,769
The Procter & Gamble Co.	465	66,137
		194,451
Distribution/Wholesale - 1.2%
Copart, Inc. (b)	504	74,088
Diversified Financial Services - 2.9%
CME Group, Inc.	293	62,154
Intercontinental Exchange, Inc.	552	66,146
The Western Union Co.	2,496	57,932
		186,232
Electric - 17.5%
Alliant Energy Corp.	1,064	62,276
Ameren Corp.	736	61,765
American Electric Power Co., Inc. (a)	734	64,680
CMS Energy Corp.	1,028	63,520
Consolidated Edison, Inc.	803	59,237
Dominion Energy, Inc.	805	60,270
Duke Energy Corp.	621	65,273
Edison International	1,079	58,806
Evergy, Inc.	974	63,524
Eversource Energy	754	65,048
Exelon Corp.	1,324	61,963
FirstEnergy Corp.	1,606	61,542
Pinnacle West Capital Corp. (a)	713	59,571
PPL Corp.	2,121	60,173
Public Service Enterprise Group, Inc.	1,017	63,288
Southern Co.	979	62,529
WEC Energy Group, Inc.	673	63,356
Xcel Energy, Inc.	910	62,108
		1,118,929
Environmental Control - 2.1%
Republic Services, Inc.	572	67,702
Waste Management, Inc.	445	65,976
		133,678
Food - 7.6%
Campbell Soup Co.	1,358	59,372
Conagra Brands, Inc. (a)	1,668	55,861
General Mills, Inc.	1,003	59,037
Hormel Foods Corp.	1,275	59,135
Kellogg Co. (a)	968	61,332
Mondelez International, Inc.	982	62,121
The Hershey Co.	356	63,681
The Kroger Co.	1,610	65,527
		486,066
Healthcare-Products - 6.5%
Baxter International, Inc.	759	58,709
Boston Scientific Corp. (b)	1,473	67,169
Danaher Corp.	257	76,455
Edwards Lifesciences Corp. (b)	624	70,056
Medtronic PLC - ADR	508	66,705
ResMed, Inc.	285	77,463
		416,557
Healthcare-Services - 1.0%
UnitedHealth Group, Inc.	153	63,070
Household Products/Wares - 3.0%
Church & Dwight Co., Inc. (a)	732	63,376
Kimberly-Clark Corp.	486	65,960
The Clorox Co. (a)	355	64,216
		193,552
Insurance - 4.0%
Brown & Brown, Inc.	1,197	65,117
Marsh & McLennan Cos., Inc.	448	65,954
The Allstate Corp.	473	61,514
The Progressive Corp.	670	63,757
		256,342
Media - 2.1%
Comcast Corp. - Class A	1,098	64,595
The New York Times Co. - Class A	1,528	66,896
		131,491
Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	925	62,780
CVS Health Corp.	727	59,876
Eli Lilly & Co.	279	67,936
Johnson & Johnson	374	64,403
Merck & Co., Inc.	816	62,726
Pfizer, Inc.	1,550	66,356
Zoetis, Inc.	339	68,715
		452,792
Retail - 4.3%
Costco Wholesale Corp.	167	71,763
Dollar General Corp.	297	69,094
McDonald's Corp.	269	65,289
Yum! Brands, Inc.	528	69,374
		275,520
Software - 4.9%
Akamai Technologies, Inc. (b)	531	63,677
Black Knight, Inc. (b)	838	69,395
Citrix Systems, Inc.	524	52,793
Fidelity National Information Services, Inc.	433	64,539
Oracle Corp.	753	65,616
		316,020
Telecommunications - 4.9%
AT&T, Inc. (a)	2,129	59,718
Cisco Systems, Inc.	1,137	62,956
Motorola Solutions, Inc.	298	66,728
T-Mobile US, Inc. (b)	426	61,353
Verizon Communications, Inc.	1,086	60,577
		311,332
Transportation - 3.0%
Expeditors International of Washington, Inc.	500	64,125
Knight-Swift Transportation Holdings, Inc.	1,335	66,336
Union Pacific Corp.	285	62,347
		192,808
TOTAL COMMON STOCKS (Cost $5,094,862)		5,882,817

REAL ESTATE INVESTMENT TRUSTS - 7.9%
AGNC Investment Corp. (a)	3,523	55,910
American Campus Communities, Inc.	1,278	64,296
American Homes 4 Rent - Class A (a)	1,583	66,486
Crown Castle International Corp. (a)	317	61,210
CubeSmart	1,339	66,495
Digital Realty Trust, Inc.	384	59,197
Duke Realty Corp.	1,260	64,109
Equity Residential	773	65,032
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $391,054)		502,735
	Principal Amount
SHORT-TERM INVESTMENTS - 0.5%
Money Market Deposit Accounts - 0.5%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$31,572	31,572
TOTAL SHORT-TERM INVESTMENTS (Cost $31,572)		31,572
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	614,552	614,552
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $614,552)		614,552

Total Investments (Cost $6,132,040) - 109.9%		7,031,676
Liabilities in Excess of Other Assets - (9.9)%		(633,043)
TOTAL NET ASSETS - 100.0%		$6,398,633

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $596,121 or 9.3% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 5,882,817	$ -	$ -	$ -	$ 5,882,817
Real Estate Investment Trusts	502,735	-	-	-	502,735
Short-Term Investments	31,572	-	-	-	31,572
Investments Purchased with Proceeds from Securities Lending	-	-	-	614,552	614,552
Total Investments in Securities	$ 6,417,124	$ -	$ -	$ 614,552	$ 7,031,676
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.